Notes Payable (Details) - Schedule of notes payable - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Notes Payable (Details) - Schedule of notes payable [Line Items]
Contingently convertible promissory note		$ 484,836
Contingently convertible promissory note, Total	$ 27,958,333	3,484,836
Less: current portion, unrelated parties	(10,250,000)	(484,836)
current portion, related parties	(3,000,000)	(3,000,000)
Total Notes payable – long-term	14,708,333
RCB Equities #1, LLC [Member]
Notes Payable (Details) - Schedule of notes payable [Line Items]
term loan credit agreement	14,708,333
Schlumberger Technology Corp. [Member]
Notes Payable (Details) - Schedule of notes payable [Line Items]
Contingently convertible promissory note	1,500,000	1,500,000
Transocean Inc. [Member]
Notes Payable (Details) - Schedule of notes payable [Line Items]
Contingently convertible promissory note	1,500,000	1,500,000
Goradia Capital, LLC [Member]
Notes Payable (Details) - Schedule of notes payable [Line Items]
Contingently convertible promissory note	5,000,000
Material Impact Fund II, L.P. [Member]
Notes Payable (Details) - Schedule of notes payable [Line Items]
Contingently convertible promissory note	5,000,000
In-Q-Tel, Inc. [Member]
Notes Payable (Details) - Schedule of notes payable [Line Items]
Contingently convertible promissory note	$ 250,000